Income Taxes - Schedule of Income Before Income tax, Domestic and Foreign and Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Loss from continuing operations before income taxes:
U.S.					$ (24,381)	$ (34,394)
Foreign					30	(575)
Loss from continuing operations before income taxes	(4,718)	(6,141)	(15,003)	(19,490)	(24,351)	(34,969)
Current:
Federal					0	0
State					0	0
Foreign					0	0
Total current income tax expense (benefit)					0	0
Deferred:
Federal						(268)
State						(9)
Foreign					0	0
Total deferred income tax expense (benefit)						(277)
Total	$ 0	$ 0	$ 0	$ 0		$ (277)